Share capital and contributed surplus (Tables)	12 Months Ended
Jun. 30, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital

	June 30, 2018		June 30, 2017

	Number	Amount	Number	Amount
		$		$

Preferred variable voting shares (note 13 (a))	100,000,000	—	100,000,000	—

Common shares (note 13 (c))
Opening balance	134,061,548	304,320	133,774,729	302,828
Dividend reinvestment	108,180	419	195,319	1,138
Shares issued pursuant to the ESPP	43,496	199	31,500	205
PSU's settled	20,666	69	—	—
Options exercised	60,000	160	60,000	149

Ending balance	134,293,890	305,167	134,061.548	304,320

Disclosure of number and weighted average exercise prices of share options
As at June 30, 2018 and 2017, the Company had the following stock options outstanding:

		Weighted average
	Number of	exercise price
	options	per stock option

Outstanding at June 30, 2016	7,137,125	6.93

Granted	1,742,400	6.79
Exercised	(60,000)	1.73

Outstanding at June 30, 2017	8,819,525	6.93

Granted	1,920,000	5.69
Forfeited	(2,431,050)	7.85
Cancelled	(125,000)	7.13
Exercised	(60,000)	1.81

Outstanding at June 30, 2018	8,123,475	6.41

Exercisable at June 30, 2018	4,297,150	6.12

Weighted average grant date value of stock options and assumptions
The weighted average grant date value of stock options and assumptions using the Black-Scholes option pricing model for the year ended June 30, 2018 and 2017 are as follows:

	2018	2017

Weighted average grant date value	$1.67	$2.01
Risk-free rate	1.45%	0.69%
Expected option life	5 years	5 years
Expected volatility	36%	37%
Expected dividend yield	1.35%	1.08%

Disclosure of range of exercise prices of outstanding share options
Information related to options outstanding at June 30, 2018 is presented below.

	Number	Weighted	Weighted	Number	Weighted
Range of	outstanding at	average	average	exercisable at	average
exercise prices	June 30,	remaining	exercise	June 30,	exercise
	2018	contractual life	price	2017	price
		years	$		$

$1.50 - $3.49	655,625	0.03	2.03	655,625	2.03
$3.50 - $5.49	1,170,000	1.90	4.43	870,000	4.07
$5.50 - $7.49	4,027,100	4.35	6.57	1,324,900	7.00
$7.50 - $9.49	2,270,750	2.71	8.40	1,446,625	8.40

Total	8,123,475	3.19	6.41	4,297,150	6.12

Disclosure of number and weighted average remaining contractual life of outstanding share options
Information related to options outstanding at June 30, 2018 is presented below.

	Number	Weighted	Weighted	Number	Weighted
Range of	outstanding at	average	average	exercisable at	average
exercise prices	June 30,	remaining	exercise	June 30,	exercise
	2018	contractual life	price	2017	price
		years	$		$

$1.50 - $3.49	655,625	0.03	2.03	655,625	2.03
$3.50 - $5.49	1,170,000	1.90	4.43	870,000	4.07
$5.50 - $7.49	4,027,100	4.35	6.57	1,324,900	7.00
$7.50 - $9.49	2,270,750	2.71	8.40	1,446,625	8.40

Total	8,123,475	3.19	6.41	4,297,150	6.12